PROPERTY AND EQUIPMENT: Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Tables/Schedules
Schedule of Property and Equipment (Sptember 30 2019 Unaudted)
	September 30, 2020	December 31, 2019
	(Unaudited)
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

	December 31,	December 31,
	2019	2018
Furniture & fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-